Statement of Changes in Shareholders' Deficit - USD ($)		Accumulated Deficit HCM II Acquisition Corp	Additional Paid-in Capital HCM II Acquisition Corp	Additional Paid-in Capital	Ordinary Shares HCM II Acquisition Corp Class A Ordinary Shares	Ordinary Shares HCM II Acquisition Corp Class B	HCM II Acquisition Corp	Total
Beginning Balance at Apr. 03, 2024		$ 0	$ 0		$ 0	$ 0	$ 0
Beginning Balance (in Shares) at Apr. 03, 2024					0	0
Issuance of Class B ordinary shares to Sponsor	[1]		24,425			$ 575	25,000
Number of shares issued	[1]					5,750,000
Net income		(52,663)					(52,663)
Ending Balance at Jun. 30, 2024		(52,663)	24,425			$ 575	(27,663)
Ending Balance (in Shares) at Jun. 30, 2024						5,750,000
Beginning Balance at Apr. 03, 2024		0	0		$ 0	$ 0	0
Beginning Balance (in Shares) at Apr. 03, 2024					0	0
Net income							1,018,558
Ending Balance at Sep. 30, 2024		(10,002,746)				$ 575	(10,002,171)
Ending Balance (in Shares) at Sep. 30, 2024						5,750,000
Beginning Balance at Apr. 03, 2024		0	0		$ 0	$ 0	0
Beginning Balance (in Shares) at Apr. 03, 2024					0	0
Issuance of Class B ordinary shares to Sponsor			24,425			$ 575	25,000
Number of shares issued						5,750,000
Accretion for Class A ordinary shares to redemption amount		(13,715,174)	(7,348,508)				(21,063,682)
Fair value of Public Warrants at issuance			6,850,000				6,850,000
Fair value of Public Warrants at issuance			529,000				529,000
Allocated value of transaction costs			(54,917)				(54,917)
Net income		3,408,788					3,408,788
Ending Balance at Dec. 31, 2024		(10,306,386)	0		$ 0	$ 575	(10,305,811)	$ (13,490,552)
Ending Balance (in Shares) at Dec. 31, 2024					0	5,750,000
Beginning Balance at Jun. 30, 2024		(52,663)	24,425			$ 575	(27,663)
Beginning Balance (in Shares) at Jun. 30, 2024						5,750,000
Accretion for Class A ordinary shares to redemption amount		(11,021,304)	(7,348,508)				(18,369,812)
Fair value of Public Warrants at issuance			529,000	$ 379,638			529,000	379,638
Allocated value of transaction costs			(54,917)				(54,917)
Net income		1,071,221					1,071,221	(2,810,304)
Ending Balance at Sep. 30, 2024		(10,002,746)				$ 575	(10,002,171)
Ending Balance (in Shares) at Sep. 30, 2024						5,750,000
Beginning Balance at Dec. 31, 2024		(10,306,386)	0		$ 0	$ 575	(10,305,811)	(13,490,552)
Beginning Balance (in Shares) at Dec. 31, 2024					0	5,750,000
Fair value of Public Warrants at issuance				2,594,531				2,594,531
Net income		689,999					689,999
Ending Balance at Mar. 31, 2025		(12,079,251)				$ 575	(12,078,676)
Ending Balance (in Shares) at Mar. 31, 2025						5,750,000
Beginning Balance at Dec. 31, 2024		(10,306,386)	0		$ 0	$ 575	(10,305,811)	(13,490,552)
Beginning Balance (in Shares) at Dec. 31, 2024					0	5,750,000
Net income							3,218,865	(21,780,225)
Ending Balance at Sep. 30, 2025		(14,536,908)				$ 575	(14,536,333)	(6,359,095)
Ending Balance (in Shares) at Sep. 30, 2025						5,750,000
Beginning Balance at Mar. 31, 2025		(12,079,251)				$ 575	(12,078,676)
Beginning Balance (in Shares) at Mar. 31, 2025						5,750,000
Accretion for Class A ordinary shares to redemption amount		(2,477,726)					(2,477,726)
Net income		601,027					601,027
Ending Balance at Jun. 30, 2025		(13,955,950)	0		$ 0	$ 575	(13,955,375)
Ending Balance (in Shares) at Jun. 30, 2025					0	5,750,000
Issuance of Class B ordinary shares to Sponsor				$ 25,797,137				25,797,200
Net income		1,927,839					1,927,839	(9,279,205)
Ending Balance at Sep. 30, 2025		$ (14,536,908)				$ 575	$ (14,536,333)	$ (6,359,095)
Ending Balance (in Shares) at Sep. 30, 2025						5,750,000

[1]	Includes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.